UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Rockbay Capital Management, LP
Address:       600 Fifth Avenue, 24th Floor
               New York, New York 10020

Form 13F File Number:  28-10688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          RCM Advisors, LLC, its general partner
Name:          Atul Khanna
Title:         Chief Executive Officer
Phone:         212-332-4220


Signature, Place, and Date of Signing:

/s/ Atul Khanna         New York, NY              02/14/2006
---------------         ------------              ----------
 [Signature]            [City, State]             [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



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

                                TITLE
                                OF                  VALUE     SHARES/   SH/ PUT/ INVSTMT     OTHER           VOTING AUTHORITY
NAME OF ISSUER                  CLASS  CUSIP        (x$1000)  PRN AMT   PRN CALL DSCRETN   MANAGERS    SOLE         SHARED     NONE

ACCO Brands Corp.               COM    00081t108     5,895      240,600 SH       DEFINED      01         240,600
Acxiom Corp.                    COM    005125109    28,778    1,251,227 SH       DEFINED      01       1,251,227
Affordable Residential Communi  COM    008273104     5,625      590,251 SH       DEFINED      01         590,251
Agilent Technologies Inc        COM    00846u101    30,352      911,760 SH       DEFINED      01         911,760
Altria Group Inc.               COM    02209s103    99,004    1,325,000 CALL     DEFINED      01       1,325,000
Aquila Inc.                     COM    03840p102    10,800    3,000,000 SH       DEFINED      01       3,000,000
Atlas America Inc.              COM    049167109    60,226    1,000,100 SH       DEFINED      01       1,000,100
Basic Energy Services Inc.      COM    06985p100     2,394      120,000 SH       DEFINED      01         120,000
Bearingpoint Inc.               COM    074002106    32,816    4,175,000 SH       DEFINED      01       4,175,000
Brink's Co                      COM    109696104    37,370      780,000 SH       DEFINED      01         780,000
Burlington Coat Factory         COM    121579106    28,091      698,600 SH       DEFINED      01         698,600
California Coastal Communities  COM    129915203    12,041      306,931 SH       DEFINED      01         306,931
Carrizo Oil and Gas Inc.        COM    144577103     3,531      150,000 SH       DEFINED      01         150,000
Cendant Corp                    COM    151313103    40,538    2,350,000 SH       DEFINED      01       2,350,000
Cendant Corp                    COM    151313103     5,003      290,000 CALL     DEFINED      01         290,000
Cendant Corp                    COM    151313103    18,889    1,095,000 PUT      DEFINED      01       1,095,000
Cenveo Inc.                     COM    15670s105    29,514    2,242,700 SH       DEFINED      01       2,242,700
Coinmach Service Corp-IDS       COM    19259w107    13,369      857,000 SH       DEFINED      01         857,000
Comstock Resources Inc.         COM    205768203    22,626      741,600 SH       DEFINED      01         741,600
Courtside Acquisition Corp.     COM    22274n102     2,072      400,000 SH       DEFINED      01         400,000
Covanta Holding Corp            COM    22282e102    18,072    1,200,000 SH       DEFINED      01       1,200,000
First Data Corp                 COM    319963104    48,386    1,125,000 SH       DEFINED      01       1,125,000
Forest Oil Corp.                COM    346091705    43,292      950,000 SH       DEFINED      01         950,000
Foster Wheeler Ltd              COM    g36535139    21,776      592,055 SH       DEFINED      01         592,055
Freescale Semiconductor         COM    35687m107    36,324    1,442,000 SH       DEFINED      01       1,442,000
GTECH Holdings Corp.            COM    400518106    26,433      832,800 SH       DEFINED      01         832,800
GTECH Holdings Corp.            COM    400518106    31,740    1,000,000 CALL     DEFINED      01       1,000,000
Gencorp Inc.                    COM    368682100    34,258    1,930,000 SH       DEFINED      01       1,930,000
Guidant Corp                    COM    401698105    22,663      350,000 SH       DEFINED      01         350,000
Horizon Lines Inc.              COM    44044k101    19,893    1,640,000 SH       DEFINED      01       1,640,000
Hypercom Corp.                  COM    44913m105    16,326    2,555,000 SH       DEFINED      01       2,555,000
ICG Inc.                        COM    45928h106     6,280      661,000 SH       DEFINED      01         661,000
IPayment Inc.                   COM    46262e105    14,276      343,838 SH       DEFINED      01         343,838
Image Entertainment Inc.        COM    452439201     3,101      960,000 SH       DEFINED      01         960,000
Ishares Russell 2000            COM    464287655    30,024      450,000 CALL     DEFINED      01         450,000
Jacuzzi Brands Inc.             COM    469865109     4,069      484,400 SH       DEFINED      01         484,400
Lions Gate Entertainment        COM    535919203    30,225    3,935,500 SH       DEFINED      01       3,935,500

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MI Developments Inc.            COM    55304x104    25,112      730,000 SH       DEFINED      01         730,000
McDonald's Corp.                COM    580135101    37,935    1,125,000 SH       DEFINED      01       1,125,000
Nelnet Inc.                     COM    64031n108    36,714      902,500 SH       DEFINED      01         902,500
Nextel Partnrs Inc - Cl A       COM    65333f107    41,910    1,500,000 PUT      DEFINED      01       1,500,000
News Corp                       COM    65248e104    26,435    1,700,000 SH       DEFINED      01       1,700,000
Novelis Inc.                    COM    67000x106    12,534      600,000 SH       DEFINED      01         600,000
PHH Corporation                 COM    693320202    27,334      975,500 SH       DEFINED      01         975,500
Pep Boys                        COM    713278109    34,399    2,310,200 SH       DEFINED      01       2,310,200
PetroHawk Energy Corp           COM    716495106    31,807    2,405,970 SH       DEFINED      01       2,405,970
Reliant Energy Inc              COM    75952b105    24,252    2,350,000 SH       DEFINED      01       2,350,000
Resource America                COM    761195205     9,456      554,600 SH       DEFINED      01         554,600
Sears Holding Corp.             COM    812350106     7,533       65,200 SH       DEFINED      01          65,200
Sears Holding Corp.             COM    812350106    40,436      350,000 CALL     DEFINED      01         350,000
Six Flags Inc                   COM    83001p109    25,837    3,351,100 SH       DEFINED      01       3,351,100
Southern Union                  COM    844030106    56,121    2,375,000 SH       DEFINED      01       2,375,000
Spdr Trust Series 1             COM    78462f103    99,608      800,000 PUT      DEFINED      01         800,000
Sprint Nextel Corp.             COM    852061100    52,560    2,250,000 SH       DEFINED      01       2,250,000
Wendy's International Inc.      COM    950590109    45,037      815,000 SH       DEFINED      01         815,000

                               55                1,531,092




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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         55

Form 13F Information Table Value Total:         1,531,092
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28-                            RCM Advisors, LLC



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